UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21879

Oppenheimer Rochester Massachusetts Municipal Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: March 31

Date of reporting period: 6/30/2017

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS June 30, 2017 Unaudited

Principal Amount		Coupon		Maturity	Value
Municipal Bonds and Notes—107.1%
Massachusetts—74.3%
$500,000	Berkshire, MA Power Cooperative Corp.[1]	5.250%		07/01/2027	$544,470
20,000	Dudley, MA GO1	5.600		05/01/2020	20,080
95,000	Hanson, MA GO1	4.500		04/15/2022	95,287
10,000	Lynn, MA Hsg. Authority & Neighborhood Devel.[1]	6.000		10/01/2030	10,058
10,000	Lynn, MA Water & Sewer Commission[1]	5.000		12/01/2032	10,031
750,000	MA Devel. Finance Agency (Berkshire Retirement Community-Lenox)[1]	5.000		07/01/2031	851,445
250,000	MA Devel. Finance Agency (Brandeis University)[1]	5.000		10/01/2040	269,682
500,000	MA Devel. Finance Agency (Dexter Southfield)[1]	5.000		05/01/2041	549,190
800,000	MA Devel. Finance Agency (Emerson College)[1]	5.500		01/01/2030	855,664
20,000	MA Devel. Finance Agency (Evergreen Center)[1]	5.000		01/01/2024	20,027
250,000	MA Devel. Finance Agency (Evergreen Center)[1]	5.500		01/01/2035	250,235
500,000	MA Devel. Finance Agency (Foxborough Regional Charter School)[1]	7.000		07/01/2042	550,095
1,000,000	MA Devel. Finance Agency (Lasell College)[1]	6.000		07/01/2031	1,116,360
100,000	MA Devel. Finance Agency (Lasell College)[1]	6.000		07/01/2041	110,560
374,433	MA Devel. Finance Agency (Linden Ponds)	0.118	[2]	11/15/2056	8,855
35,000	MA Devel. Finance Agency (Linden Ponds)[1]	4.680		11/15/2021	35,338
805,000	MA Devel. Finance Agency (Linden Ponds)[1]	4.680		11/15/2021	812,776
75,280	MA Devel. Finance Agency (Linden Ponds)[1]	5.500		11/15/2046	73,244
1,418,083	MA Devel. Finance Agency (Linden Ponds)[1]	6.250		11/15/2046	1,467,744
415,000	MA Devel. Finance Agency (Loomis Communities)[1]	6.000		01/01/2033	459,733
65,000	MA Devel. Finance Agency (MA Hsg. Partnership Fund Board/Robert L. Fortes House Obligated Group)[1]	5.100		09/15/2023	65,146
500,000	MA Devel. Finance Agency (Mount Holyoke College)[1]	5.000		07/01/2041	555,700
650,000	MA Devel. Finance Agency (Northeastern University)[1]	5.000		10/01/2029	737,724
1,000,000	MA Devel. Finance Agency (Partners Healthcare System)[1]	5.000		07/01/2041	1,108,750
565,000	MA Devel. Finance Agency (Plantation Apartments)[1]	5.000		12/15/2024	566,113
500,000	MA Devel. Finance Agency (Sabis International Charter School)[1]	5.000		04/15/2040	536,505
500,000	MA Devel. Finance Agency (Seven Hills Foundation & Affiliates)[1]	5.000		09/01/2032	533,770
320,000	MA Devel. Finance Agency (Suffolk University)[1]	6.250		07/01/2030	352,288
180,000	MA Devel. Finance Agency (Suffolk University)[1]	6.250		07/01/2030	196,583
205,000	MA Devel. Finance Agency (Symmes Life Care)[1]	5.000		03/01/2035	205,521
1,000,000	MA Devel. Finance Agency (Tufts Medical Center)[1]	7.250		01/01/2032	1,167,510
1,000,000	MA Devel. Finance Agency (VOA Concord)[1]	5.200		11/01/2041	1,001,370
1,015,000	MA Devel. Finance Agency (Wheelock College)[1]	5.250		10/01/2037	1,024,145
1,685,000	MA Educational Financing Authority, Series H1,3	6.350		01/01/2030	1,762,544
1,000,000	MA GO1	4.000		04/01/2046	1,039,860
500,000	MA H&EFA (Baystate Medical Center)[1]	5.500		07/01/2028	540,505
110,000	MA H&EFA (Beverly Hospital Corp.)[1,3]	5.250		07/01/2023	110,367
1,070,000	MA H&EFA (Catholic Health East)[1]	6.250		11/15/2032	1,158,414
500,000	MA H&EFA (Children’s Hospital)[1]	5.250		12/01/2039	544,130
500,000	MA H&EFA (Covenant Health System/Surgicenter at St. Joseph Hospital Obligated Group)[1]	5.000		07/01/2031	512,355

1        OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Massachusetts (Continued)
$400,000	MA H&EFA (East Concord Medical Foundation)[1]	6.450%		03/01/2020	$400,848
1,330,000	MA H&EFA (Fisher College)[1]	5.125		04/01/2030	1,332,075
25,000	MA H&EFA (Fisher College)[1]	5.125		04/01/2037	25,033
15,000	MA H&EFA (Harvard Pilgrim Health Care/Pilgrim Health Care Obligated Group)[1]	4.750		07/01/2022	15,039
115,000	MA H&EFA (Harvard Pilgrim Health Care/Pilgrim Health Care Obligated Group)[1,3]	5.000		07/01/2018	115,404
500,000	MA H&EFA (Milford Regional Medical Center)[1]	5.000		07/15/2022	501,485
55,000	MA H&EFA (South Shore Hospital)[1,3]	6.500		07/01/2022	56,413
500,000	MA H&EFA (Springfield College)[1]	5.500		10/15/2031	550,255
1,300,000	MA HFA (Multifamily Hsg.)[1]	5.125		12/01/2053	1,364,038
230,000	MA HFA, Series A1	5.100		12/01/2030	238,478
35,000	MA HFA, Series A1	5.200		12/01/2033	36,511
245,000	MA HFA, Series B1	5.250		12/01/2030	250,833
100,000	MA HFA, Series B1	5.500		06/01/2041	102,540
335,000	MA HFA, Series C1,3	5.000		12/01/2030	347,995
20,000	MA HFA, Series C1	5.125		12/01/2039	20,579
750,000	MA HFA, Series E1	5.000		12/01/2043	804,270
210,000	MA HFA, Series F1,3	5.700		06/01/2040	215,748
20,000	MA HFA, Series H1	5.000		06/01/2034	20,074
180,000	MA Port Authority (Delta Air Lines)[1]	5.000		01/01/2021	181,739
1,130,000	MA Port Authority (Delta Air Lines)[1]	5.000		01/01/2027	1,140,916
30,000	MA Port Authority (Delta Air Lines)[1]	5.200		01/01/2020	30,113
675,000	MA Port Authority Facilities[1]	5.000		07/01/2037	746,530
1,000,000	MA Port Authority Facilities[1]	5.000		07/01/2039	1,118,110
500,000	MA Port Authority Facilities[1]	5.125		07/01/2041	544,125
10,000	MA Water Pollution Abatement Trust[1]	5.125		02/01/2031	10,035
100,000	Masconomet, MA Regional School District[1]	5.000		03/15/2023	100,340
5,000	Tauton, MA GO1	5.000		03/01/2019	5,017
195,000	Wareham, MA Fire District[1]	5.300		07/15/2018	195,733
195,000	Wareham, MA Fire District[1]	5.300		07/15/2019	195,720

					32,496,170

U.S. Possessions—32.8%
500,000	Guam Government Business Privilege[1]	5.250		01/01/2036	530,810
750,000	Guam International Airport Authority[1]	6.000		10/01/2034	868,110
125,000	Guam Power Authority, Series A1	5.000		10/01/2023	142,969
125,000	Guam Power Authority, Series A1	5.000		10/01/2030	140,141
1,000,000	Guam Tobacco Settlement Economic Devel. & Commerce Authority (TASC)	5.625		06/01/2047	966,420
1,080,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.375		05/15/2033	1,083,521
510,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.500		05/15/2039	512,417
1,525,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.625		05/15/2043	1,526,022
15,000,000	Puerto Rico Children’s Trust Fund (TASC)	6.863	[2]	05/15/2050	1,821,600
12,000,000	Puerto Rico Children’s Trust Fund (TASC)	8.098	[2]	05/15/2055	660,360
750,000	Puerto Rico Commonwealth GO4	6.000		07/01/2039	448,125
500,000	Puerto Rico Commonwealth GO4	6.500		07/01/2037	308,750
27,685	Puerto Rico Electric Power Authority[4]	10.000		07/01/2019	19,868
27,684	Puerto Rico Electric Power Authority[4]	10.000		07/01/2019	19,867

2        OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Value
U.S. Possessions (Continued)
$20,763	Puerto Rico Electric Power Authority[4]	10.000%		01/01/2021	$14,901
20,763	Puerto Rico Electric Power Authority[4]	10.000		07/01/2021	14,901
6,922	Puerto Rico Electric Power Authority[4]	10.000		01/01/2022	4,968
6,921	Puerto Rico Electric Power Authority[4]	10.000		07/01/2022	4,967
750,000	Puerto Rico Electric Power Authority, Series A4	5.000		07/01/2042	457,500
165,000	Puerto Rico Electric Power Authority, Series CCC[4]	5.250		07/01/2027	100,650
500,000	Puerto Rico Electric Power Authority, Series XX4	5.250		07/01/2040	305,000
730,000	Puerto Rico Electric Power Authority, Series ZZ4	5.250		07/01/2026	445,300
250,000	Puerto Rico Highway & Transportation Authority[4]	5.300		07/01/2035	148,122
600,000	Puerto Rico Infrastructure (Mepsi Campus)[4]	6.250		10/01/2024	318,300
1,770,000	Puerto Rico Infrastructure (Mepsi Campus)[4]	6.500		10/01/2037	874,114
100,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.000		04/01/2027	98,288
100,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.125		04/01/2032	94,879
100,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.375		04/01/2042	93,202
100,000	Puerto Rico ITEMECF (University of the Sacred Heart)[1]	5.000		10/01/2042	68,959
1,165,000	Puerto Rico Public Buildings Authority[4]	6.750		07/01/2036	643,662
800,000	Puerto Rico Sales Tax Financing Corp., Series A4	5.750		08/01/2037	207,000
1,000,000	Puerto Rico Sales Tax Financing Corp., Series A, NPFGC	5.898	[2]	08/01/2042	233,280
1,000,000	Puerto Rico Sales Tax Financing Corp., Series A4	6.158	[2]	08/01/2034	69,440
500,000	Puerto Rico Sales Tax Financing Corp., Series C4	5.750		08/01/2057	299,375
1,000,000	Puerto Rico Sales Tax Financing Corp., Series C4	6.750	[5]	08/01/2032	266,250
500,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)[1]	5.000		10/01/2032	526,840

					14,338,878

Total Investments, at Value (Cost $48,908,402)—107.1%					46,835,048
Net Other Assets (Liabilities)—(7.1)					(3,087,284)

Net Assets—100.0%					$43,747,764

Footnotes to Statement of Investments

1. All or a portion of the security position has been segregated for collateral to cover borrowings.

2. Zero coupon bond reflects effective yield on the original acquisition date.

3. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end. See Note 3 of the accompanying Notes.

4. This security is not accruing income because its issuer has missed or is expected to miss interest and/or principal payments. The rate shown is the contractual interest rate. See Note 3 of the accompanying Notes.

5. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

To simplify the listings of securities, abbreviations are used per the table below:

GO	General Obligation

H&EFA	Health and Educational Facilities Authority
HFA	Housing Finance Agency
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
NPFGC	National Public Finance Guarantee Corp.
TASC	Tobacco Settlement Asset-Backed Bonds

3        OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

To simplify the listings of securities, abbreviations are used per the table below: (Continued)

V.I.	United States Virgin Islands
VOA	Volunteers of America

4        OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS June 30, 2017 Unaudited

1. Organization

Oppenheimer Rochester Massachusetts Municipal Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek tax-free income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI. Effective as of the close of the New York Stock Exchange (“NYSE”) on March 24, 2016 (the “Closing Date”), the Fund will no longer accept purchase orders from new investors and shareholders of other Oppenheimer funds will no longer be able to exchange shares of other funds into the Fund. Please see the Fund’s prospectus for exceptions and additional information.

2. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, short-term notes, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, but some trades may occur in smaller, “odd lot” sizes, sometimes at lower prices than institutional round lot trades. Standard inputs generally considered by third-party pricing vendors include reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, as well as other appropriate factors.

Securities for which market quotations are not readily available or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the

5        OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager regularly compares prior day prices and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end.

These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts at period end based on valuation input level:

6        OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND

2. Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
Massachusetts	$—	$32,496,170	$—	$32,496,170
U.S. Possessions	—	14,259,406	79,472	14,338,878
Total Assets	$—	$46,755,576	$79,472	$46,835,048

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

3. Investments and Risks

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

At period end, the Fund had sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Sold securities	$510,327

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment.

7        OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

In June 2016, Congress passed the Puerto Rico Oversight, Management, and Economic Stability Act (“PROMESA”). PROMESA established a federally-appointed fiscal oversight board (the “Oversight Board”) to oversee Puerto Rico’s financial operations and allows the Oversight Board to file cases on behalf of the Commonwealth of Puerto Rico or one of its instrumentalities to restructure debt and other obligations of the relevant entity in a “Title III” proceeding. Title III incorporates many provisions of the federal Bankruptcy Code for U.S. territories, and incorporates legal mechanisms for a litigation stay and restructuring of pension and debt obligations, among other provisions. In early May 2017, Title III petitions were filed for the Commonwealth of Puerto Rico and the Puerto Rico Sales Tax Financing Corporation (“COFINA”), two of the largest issuers of Puerto Rico debt. Title III petitions for Puerto Rico Highways & Transportation Authority (“PRHTA”) and Puerto Rico Electric Power Authority (“PREPA”) were subsequently filed in mid-May and early July, respectively. Title III petitions for additional Puerto Rican instrumentalities are expected to be filed. These restructuring proceedings create uncertainty as to the treatment of claims of varying degrees of seniority and the levels and priorities of payment from the affected entities.

Information concerning securities not accruing interest at period end is as follows:

Cost	$8,921,544
Market Value	$4,971,060
Market Value as % of Net Assets	11.36%

Concentration Risk. The Fund invests a large percentage of its total assets in obligations of issuers within its respective state and U.S. territories. Risks may arise from geographic concentration in any state, commonwealth or territory, such as Puerto Rico, the U.S. Virgin Islands, Guam or the Northern Mariana Islands. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory such as ongoing developments in Puerto Rico may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

4. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to

8        OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND

4. Market Risk Factors (Continued)

increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

5. Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$48,943,689

Gross unrealized appreciation	$2,337,606
Gross unrealized depreciation	(4,446,247)

Net unrealized depreciation	$(2,108,641)

9        OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 6/30/2017, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Massachusetts Municipal Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	8/15/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	8/15/2017

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	8/15/2017